Share-based Payment - Additional Information (Details)			3 Months Ended		12 Months Ended
	Nov. 14, 2021 USD ($) shares	Jul. 08, 2019 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 Installment shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 2,706,153	$ 3,080,269	$ 7,816,845	$ 9,885,138
Recovery of stock-based compensation			$ 3,154,328
Equity based share awards liability				$ 0
Unrecognized compensation cost weighted average remaining life			7 years 3 months 3 days	8 years 3 months 3 days
Long Term Cash Bonus
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 75,757	$ 95,845	304,467	$ 471,341
Long-term incentive payable			15,000,000		15,000,000
Minimum market capitalization			1,000,000,000		$ 1,000,000,000
Market capitalization achieved period					6 years 6 months 3 days	5 years 6 months 21 days
Risk-free interest					2.32%	1.74%
Expected volatility					67.35%	66.46%
Liability related to long-term incentive			$ 12,931		$ 88,688	$ 393,155
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares			0
Estimated period					4 years 3 months 14 days	3 years 8 months 26 days
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 480,411	400,544	$ 2,101,474	$ 1,363,318
Terms and conditions of share based payment			the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation’s stock-option plan allows the Corporation to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Corporation’s total issued and outstanding common shares at the time of the grant, with the maximum of 2% for any one consultant.		the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation’s stock-option plan allows the Corporation to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Corporation’s total issued and outstanding common shares at the time of the grant, with the maximum of 2% for any one consultant.
Percentage of maximum number of stock options can be issued			15.00%		15.00%
Percentage of maximum number of stock options issuable to single holder			5.00%		5.00%
Percentage of maximum number of stock options issuable to one consultant			2.00%		2.00%
Weighted average grant date fair value, granted | $ / shares					$ 13.68	$ 54
Vesting period					18 months
Unrecognized compensation cost			$ 918,873	$ 1,357,686	$ 1,408,530	$ 1,662,751
Unrecognized compensation cost weighted average remaining life			1 year 2 months 4 days	1 year 5 months 19 days	1 year 1 month 28 days	1 year 6 months 18 days
Estimated period					4 years 3 months 14 days	3 years 8 months 26 days
Risk-free interest					0.94%	0.46%
Expected volatility					82.73%	98.65%
Non-market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 0	$ 101,319		$ 88,621
Recovery of stock-based compensation					$ (689,464)
Expiration date		Jul. 08, 2029
Description of vesting requirements for share-based payment arrangement			These options vest after the attainment of non-market performance conditions within the following ten years.		These options vest after the attainment of non-market performance conditions within the following ten years.
Vesting period		10 years
Number of options vested | shares			0		0
Options exercisable | shares			0	0	0	0
Non-market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		100,000
Weighted average exercise price | $ / shares		$ 155.05
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 601,034	$ 627,261	$ 2,465,163	$ 2,337,085
Weighted average exercise price | $ / shares						$ 40.64
Expiration date		Jul. 08, 2029
Vesting period		10 years
Options exercisable | shares			21,429	21,429	21,429	21,429
Unrecognized compensation cost			$ 11,188,736	$ 14,110,008	$ 12,134,126	$ 14,539,128
Unrecognized compensation cost weighted average remaining life					1 year 1 month 28 days	2 years 1 month 28 days
Market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		157,142
Weighted average exercise price | $ / shares		$ 155.05
DSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 9,194	$ 4,204	$ 49,826	$ 63,407
Unrecognized compensation cost					$ 11,873	$ 4,992
Unrecognized compensation cost weighted average remaining life					3 months 21 days	1 month 9 days
Shares outstanding | shares			6,468	3,362	6,468	3,362	3,544
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares					1,944	1,108
Weighted average share price, Granted | $ / shares					$ 19.26	$ 63
DSUs | Previously Reported [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares					1,944	809
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 1,615,514	$ 1,946,941	$ 3,889,846	$ 5,931,983
Vesting period							3 years
Unrecognized compensation cost			$ 142,141	$ 1,061,082	$ 235,075	$ 5,081,038
Unrecognized compensation cost weighted average remaining life			1 year 6 months 18 days	9 months 18 days	1 year 3 months 18 days	7 months 6 days
Shares outstanding | shares			22,841	33,174	25,038	95,845	59,999
Vesting instalments | Installment							36
Weighted average share price, Granted | $ / shares			$ 6.83	$ 0	$ 16.19	$ 58.5
Maximum insurance coverage	$ 15,000,000
Cash entitled	$ 6,900,000
Options to purchase common stock | shares	8,500,000
Value of RSUs entitled to grant	$ 800,000
Accrued liability			$ 833,786		$ 4,708,063
Gain on revaluation of liability			3,154,328
Share based compensation, settlement value			$ 1,187,221
RSUs | Previously Reported [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of RSUs entitled to grant	$ 4,700,000
RSUs | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						6 months
RSUs | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Restricted Common Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized					$ 0	$ 100,724
Weighted average share price, Granted | $ / shares						$ 146.65